Significant Accounting Policies (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 16, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, at Carrying Value			$ 546,632	$ 18,330
Assets held in trust account			100,525,498	54,075,630
Interest income			$ 1,309,248	3,664,204
Additional paid in capital				$ 0
Common stock redemption (in Shares)				4,791,507
Cash withdrawn from trust				$ 50,225,065
Offering costs				$ 5,966,117
U.S. federal excise tax			21.00%	21.00%
Excise tax rate		1.00%
Reduction of retained deficit		$ 502,251
Founder shares (in Shares)				505,000
Class A Common Stock [Member]
Significant Accounting Policies [Line Items]
Redemption price per share (in Dollars per share)			$ 10.24	$ 10.84
Common stock subject to possible redemption, shares (in Shares)			9,775,000	4,983,493
Redeemed shares (in Shares)		4,791,507
IRA [Member]
Significant Accounting Policies [Line Items]
U.S. federal excise tax	1.00%
Fair Market [Member]
Significant Accounting Policies [Line Items]
U.S. federal excise tax	1.00%
Founder Shares [Member]
Significant Accounting Policies [Line Items]
Fair value of granted founder shares (in Shares)				505,000
Forfeiture shares (in Shares)				75,650
Estimated forfeiture value				$ 107,712
Founder shares (in Shares)				429,350
Price oer share (in Dollars per share)				$ 0.25